Finance debt (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Opening balance	$ 28,801	$ 29,954
Proceeds from finance debt	2,129	2,210
Repayment of principal (*)	(6,571)	(4,238)
Repayment of interest (*)	(1,923)	(1,964)
Accrued interest (**)	1,981	2,258
Foreign exchange/ inflation indexation charges	685	(39)
Translation adjustment	(1,940)	637
Modification of contractual cash flows		(17)
Ending balance	23,162	28,801
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Opening balance	6,090	4,907
Proceeds from finance debt	1,132	925
Repayment of principal (*)	(526)	(331)
Repayment of interest (*)	(418)	(324)
Accrued interest (**)	483	436
Foreign exchange/ inflation indexation charges	177	111
Translation adjustment	(1,375)	383
Modification of contractual cash flows		(17)
Ending balance	5,563	6,090
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Opening balance	22,711	25,047
Proceeds from finance debt	997	1,285
Repayment of principal (*)	(6,045)	(3,907)
Repayment of interest (*)	(1,505)	(1,640)
Accrued interest (**)	1,498	1,822
Foreign exchange/ inflation indexation charges	508	(150)
Translation adjustment	(565)	254
Modification of contractual cash flows
Ending balance	$ 17,599	$ 22,711